As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
Common Stocks: 79.2.%
Aerospace & Defense: 3.4%
218,520	Boeing Co.	$22,385,189
508,665	Spirit AeroSystems Holdings, Inc. - Class A1	10,926,124
		33,311,313
Beverages: 2.3%
190,605	Diageo Plc - ADR	21,910,045

Commercial Banks: 0.9%
235,630	First Republic Bank	9,067,042

Containers & Packaging: 5.7%
695,625	Crown Holdings, Inc.1	28,611,056
955,605	Owens-Illinois, Inc.1	26,556,263
		55,167,319
Diversified Financial Services: 1.9%
3,334,640	BM&FBovespa SA	18,321,952

Food Products: 2.8%
690,590	Unilever NV - ADR	27,147,093

Gas Utilities: 2.5%
1,017,290	Questar Corp.	24,262,367

Health Care Equipment & Supplies: 4.8%
1,129,885	Hologic, Inc.1	21,806,781
326,670	Teleflex, Inc.	25,313,658
		47,120,439
Health Care Providers & Services: 3.3%
1,130,030	HealthSouth Corp.1	32,544,864

Insurance: 4.7%
77,705	Alleghany Corp.1	29,785,104
984,655	Symetra Financial Corp.	15,744,633
		45,529,737
Internet & Catalog Retail: 2.0%
855,035	Liberty Interactive Corp. - Class A1	19,674,355

Internet Software & Services: 3.1%
34,530	Google, Inc. - Class A1	30,399,176

Media: 8.2%
1,033,740	Cinemark Holdings, Inc.	28,862,021
329,135	DIRECTV1	20,281,299
452,180	Viacom, Inc. - Class B	30,770,849
		79,914,169

Multiline Retail: 1.4%
1,062,145	Marks & Spencer Group Plc - ADR	$13,903,478

Office Electronics: 1.6%
1,770,800	Xerox Corp.	16,061,156

Oil, Gas & Consumable Fuels: 4.9%
1,345,483	Cosan Limited - Class A	21,743,005
288,400	Occidental Petroleum Corp.	25,733,932
		47,476,937
Pharmaceuticals: 11.6%
265,750	Bayer AG - ADR	28,347,552
354,595	Johnson & Johnson	30,445,527
198,255	Novartis AG - ADR	14,018,611
463,963	Valeant Pharmaceuticals International, Inc.1	39,937,935
		112,749,625

Semiconductors & Semiconductor Equipment: 1.6%
2,090,945	Atmel Corp.1	15,368,446

Software: 2.0%
624,675	Oracle Corporation	19,190,016

Specialty Retail: 2.3%
310,290	Bed Bath & Beyond, Inc.1	21,999,561

Thrifts & Mortgage Finance: 2.3%
589,685	Nationstar Mortgage Holdings, Inc.1	22,077,806

Trading Companies & Distributors: 3.2%
1,124,156	Air Lease Corp.	31,015,464

Water Utilities: 2.7%
647,605	American Water Works Co., Inc.	26,700,754

Total Common Stocks
(Cost $520,920,682)		770,913,114

Partnerships & Trusts: 9.1%
Oil, Gas & Consumable Fuels: 9.1%
714,365	Atlas Pipeline Partners L.P.	27,281,599
484,315	Enterprise Products Partners L.P.	30,100,177
564,999	Magellan Midstream Partners L.P.	30,792,446
		88,174,222
Total Partnerships & Trusts
(Cost $40,366,230)		88,174,222

Real Estate Investment Trusts: 4.4%
3,123,335	New Residential Investment Corp.	$21,051,278
4,185,225	Newcastle Investment Corp.	21,888,726

Total Real Estate Investment Trusts
(Cost $38,887,934)		42,940,004

Short-Term Investments: 6.9%
67,432,647	Federated U.S. Treasury Cash Reserves, 0.00%2	67,432,647

Total Short-Term Investments
(Cost $67,432,647)		67,432,647

Total Investments in Securities: 99.6%
(Cost $667,607,493)		969,459,987
Other Assets in Excess of Liabilities: 0.4%		3,877,558
Total Net Assets: 100.0%		$973,337,545

ADR - American Depositary Receipt
1 Non-income producing security.
2 Annualized seven-day yield as of June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments		$662,828,982
Gross unrealized appreciation		314,050,346
Gross unrealized depreciation		(7,419,341)
Net unrealized appreciation		$306,631,005

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks ^	$770,913,114	$-	$-
Partnerships & Trusts^	88,174,222	-	-
Real Estate Investment Trusts	42,940,004	-	-
Short-Term Investments	67,432,647	-	-
Total Investments	$969,459,987	$-	$-

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Principal Amount		Value
Bonds: 86.6%
Corporate Bonds: 79.1%
Aerospace & Defense: 1.7%
	AAR Corp.
$9,970,000	7.250%, 01/15/2022	$10,742,675
	ADS Tactical, Inc.
29,184,000	11.000%, 04/01/20181	28,308,480
	Erickson Air-Crane, Inc.
19,000,000	8.250%, 05/01/20201	18,548,750
		57,599,905
Auto Components: 0.7%
	Stoneridge, Inc.
21,720,000	9.500%, 10/15/20171	23,349,000

Beverages: 0.3%
	Cott Beverages, Inc.
9,582,000	8.375%, 11/15/2017	10,144,942

Building Products: 0.3%
	Cleaver-Brooks, Inc.
9,700,000	8.750%, 12/15/20191	10,209,250

Capital Markets: 2.6%
	E*Trade Financial Corp.
39,750,000	6.000%, 11/15/2017	40,346,250
14,750,000	6.375%, 11/15/2019	15,045,000
	Oppenheimer Holdings, Inc.
29,240,000	8.750%, 04/15/2018	30,921,300
		86,312,550
Chemicals: 1.2%
	Intertape Polymer Group
8,124,000	8.500%, 08/01/2014	8,103,690
	Trinseo Materials Operating SCA
33,850,000	8.750%, 02/01/20191	32,496,000
		40,599,690
Commercial Banks: 0.4%
	CIT Group, Inc.
14,595,000	5.250%, 04/01/20141	14,850,412

Commercial Services & Supplies: 3.0%
	American Reprographics Co.
26,618,000	10.500%, 12/15/2016	26,684,545
	Deluxe Corp.
19,750,000	6.000%, 11/15/2020	20,540,000
	Interface, Inc.
3,325,000	11.375%, 11/01/2013	3,312,531
	R.R. Donnelley & Sons Co.
8,645,000	8.600%, 08/15/2016	9,898,525
33,865,000	8.250%, 03/15/2019	35,727,575
3,750,000	7.875%, 03/15/2021	3,843,750
		100,006,926

Construction & Engineering: 0.4%
	RSC Holdings, Inc.
$12,533,000	10.250%, 11/15/2019	$14,099,625

Construction Materials: 1.3%
	Associated Asphalt Partners LLC
17,000,000	8.500%, 02/15/20181	17,255,000
	Rain CII Carbon LLC
25,281,000	8.000%, 12/01/20181	26,039,430
		43,294,430
Consumer Finance: 1.2%
	Cash America International, Inc.
29,000,000	5.750%, 05/15/20181	27,840,000
	SLM Corp.
12,805,000	5.000%, 10/01/2013	12,885,031
		40,725,031
Containers & Packaging: 3.2%
	Longview Fibre Paper & Packaging, Inc.
47,601,000	8.000%, 06/01/20161	49,683,544
	Packaging Dynamics Corp.
57,505,000	8.750%, 02/01/20161	58,367,575
		108,051,119
Diversified Consumer Services: 0.6%
	Coinstar, Inc.
19,000,000	6.000%, 03/15/20191	19,023,750

Diversified Financial Services: 3.2%
	AerCap Holdings N.V.
11,125,000	6.375%, 05/30/2017	11,736,875
	Air Lease Corp.
39,980,000	4.500%, 01/15/2016	40,379,800
5,600,000	6.125%, 04/01/20172	5,824,000
	International Lease Finance Corp.
13,000,000	6.625%, 11/15/2013	13,211,250
7,000,000	4.875%, 04/01/2015	7,140,000
	Milestone Aviation Group Ltd.
29,500,000	8.625%, 12/15/20171	30,753,750
		109,045,675
Diversified Telecommunication Services: 0.5%
	West Corp.
16,639,000	8.625%, 10/01/2018	17,866,126

Electrical Equipment: 1.4%
	Advanced Lighting Technologies, Inc.
25,050,000	10.500%, 06/01/20191	22,545,000
	Coleman Cable, Inc.
24,925,000	9.000%, 02/15/2018	26,545,125
		49,090,125
Energy Equipment & Services: 7.3%
	CCS-Inc.
58,600,000	11.000%, 11/15/20151	59,186,000
	Era Group, Inc.
19,500,000	7.750%, 12/15/2022	19,597,500
	Heckmann Corp.
32,755,000	9.875%, 04/15/2018	34,556,525
28,000,000	9.875%, 04/15/20181	29,330,000
	Helix Energy Solutions Group, Inc.
56,703,000	9.500%, 01/15/20161	58,304,860
	Ion Geophysical Corp.
48,250,000	8.125%, 05/15/20181	46,802,500
		247,777,385

Food & Staples Retailing: 3.1%
	Spartan Stores, Inc.
$45,000,000	6.625%, 12/15/20161,3	$46,820,668
	Tops Holding Corp.
31,500,000	8.875%, 12/15/20171	34,256,250
	Tops Holding II Corp.
24,500,000	8.750%, 06/15/20181	24,163,125
		105,240,043
Food Products: 0.4%
	Shearer's Foods, Inc.
13,110,000	9.000%, 11/01/20191	13,929,375

Health Care Equipment & Supplies: 1.0%
	Alere, Inc.
30,415,000	8.625%, 10/01/2018	32,239,900

Health Care Providers & Services: 2.3%
	HCA, Inc.
11,725,000	6.750%, 07/15/2013	11,736,725
30,326,000	5.750%, 03/15/2014	31,008,335
	VWR Funding, Inc.
33,550,000	7.250%, 09/15/2017	34,892,000
		77,637,060
Hotels, Restaurants & Leisure: 5.3%
	Boyd Gaming Corp.
29,299,000	9.125%, 12/01/2018	30,690,703
	Carrols Restaurant Group, Inc.
28,453,000	11.250%, 05/15/2018	32,151,890
	Fiesta Restaurant Group, Inc.
60,787,000	8.875%, 08/15/2016	65,042,090
	Ruby Tuesday, Inc.
51,279,000	7.625%, 05/15/2020	51,279,000
		179,163,683
Household Durables: 2.6%
	Blyth, Inc.
49,000,000	6.000%, 06/30/2017	50,194,620
	Ethan Allen Interiors, Inc.
37,470,000	5.375%, 10/01/2015	38,968,800
		89,163,420
Household Products: 0.9%
	Sun Products Corp.
32,000,000	7.750%, 03/15/20211	31,920,000

Industrial Conglomerates: 0.8%
	Icahn Enterprises L.P.
26,450,000	7.750%, 01/15/2016	27,342,688

IT Services: 0.7%
	Unisys Corp.
22,000,000	6.250%, 08/15/2017	23,430,000

Leisure Equipment & Products: 1.5%
	Smith & Wesson Holding Corp.
49,500,000	5.875%, 06/15/20171,3	49,500,000

Media: 4.3%
	Lions Gate Entertainment, Inc.
$34,460,000	10.250%, 11/01/20161	$37,087,575
56,390,000	10.250%, 11/01/2016	60,689,738
	MDC Partners, Inc.
34,550,000	6.750%, 04/01/20201	34,636,375
	Regal Entertainment Group
12,415,000	9.125%, 08/15/2018	13,718,575
		146,132,263
Metals & Mining: 5.6%
	A.M. Castle & Co.
25,000,000	12.750%, 12/15/2016	28,875,000
	Coeur d'Alene Mines Corp.
25,500,000	7.875%, 02/01/20211	25,245,000
	Edgen Murray Corp.
25,500,000	8.750%, 11/01/20201	25,500,000
	Hecla Mining Co.
31,500,000	6.875%, 05/01/20211	29,373,750
	Horsehead Holding Corp.
56,575,000	10.500%, 06/01/20171	60,110,938
18,000,000	10.500%, 06/01/20171,3	19,125,000
		188,229,688
Multiline Retail: 0.6%
	Bon-Ton Department Stores, Inc.
21,000,000	8.000%, 06/15/20211	21,446,250

Oil, Gas & Consumable Fuels: 8.8%
	Alon Refining Krotz Springs, Inc.
22,696,000	13.500%, 10/15/2014	24,199,610
	Arch Coal, Inc.
29,855,000	8.750%, 08/01/2016	30,004,275
	Armstrong Energy, Inc.
19,995,000	11.750%, 12/15/20191	19,095,225
	Bill Barrett Corp.
15,332,000	9.875%, 07/15/2016	16,138,847
	Calumet Specialty Products Partners, L.P.
6,200,000	9.625%, 08/01/20201	6,773,500
	RAAM Global Energy Co.
2,500,000	12.500%, 10/01/20151	2,637,500
19,450,000	12.500%, 10/01/2015	20,519,750
	Resolute Energy Corp.
47,660,000	8.500%, 05/01/2020	48,732,350
	Stone Energy Corp.
65,895,000	8.625%, 02/01/2017	69,025,012
	Targa Resource Partners L.P.
16,454,000	11.250%, 07/15/2017	17,428,488
	Vanguard Natural Resources, LLC
40,500,000	7.875%, 04/01/2020	41,715,000
		296,269,557
Paper & Forest Products: 1.4%
	Resolute Forest Products, Inc.
51,500,000	5.875%, 05/15/20231	46,221,250

Pharmaceuticals: 1.9%
	Valeant Pharmaceuticals International, Inc.
$51,376,000	6.500%, 07/15/20161	$53,174,160
	VPII Escrow Corp.
9,500,000	6.750%, 08/15/2018 1	9,749,375
		62,923,535
Road & Rail: 1.8%
	Swift Services Holdings, Inc.
54,365,000	10.000%, 11/15/2018	60,345,150

Semiconductors & Semiconductor Equipment: 2.2%
	Global A&T Electronics Ltd.
39,000,000	10.000%, 02/01/20191	39,877,500
	Spansion, Inc.
34,435,000	7.875%, 11/15/20172	35,468,050
		75,345,550
Specialty Retail: 0.8%
	Best Buy Co., Inc.
3,250,000	7.250%, 07/15/20132	3,270,313
	Brown Shoe Co., Inc.
23,550,000	7.125%, 05/15/2019	24,727,500
		27,997,813
Thrifts & Mortgage Finance: 0.9%
	Nationstar Mortgage Holdings, Inc.
15,145,000	10.875%, 04/01/2015	15,902,250
13,349,000	9.625%, 05/01/2019	15,017,625
		30,919,875
Tobacco: 1.3%
	Alliance One International, Inc.
42,972,000	10.000%, 07/15/2016	44,153,730

Trading Companies & Distributors: 0.2%
	Aviation Capital Group Corp.
6,400,000	4.625%, 01/31/20181	6,307,027

Wireless Telecommunication Services: 1.4%
	NII Capital Corp.
27,565,000	10.000%, 08/15/2016	26,875,875
23,000,000	8.875%, 12/15/2019	19,665,000
		46,540,875
Total Corporate Bonds
(Cost $2,654,473,912)		2,674,444,673

Convertible Bonds: 7.5%
Aerospace & Defense: 1.8%
	AAR Corp.
30,195,000	1.625%, 03/01/2014	30,213,872
30,000,000	1.750%, 02/01/20151	29,793,750
		60,007,622
Air Freight & Logistics: 0.6%
	XPO Logistics, Inc.
15,000,000	4.500%, 10/01/2017	18,665,625

Capital Markets: 0.2%
	Knight Capital Group, Inc.
6,000,000	3.500%, 03/15/2015	6,026,250

Diversified Financial Services: 0.3%
	Air Lease Corp.
$8,500,000	3.875%, 12/01/20181,2	$10,545,312

Electrical Equipment: 0.5%
	General Cable Corp.
18,164,000	0.875%, 11/15/2013	18,141,295

Health Care Equipment & Supplies: 0.7%
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	24,604,594

Industrial Conglomerates: 1.0%
	Icahn Enterprises L.P.
1,000,000	4.000%, 08/15/20131,2	1,001,500
33,739,000	4.000%, 08/15/2013	33,789,608
		34,791,108
Internet Software & Services: 0.2%
	Blucora, Inc.
7,500,000	4.250%, 04/01/20191	8,414,063

Machinery: 0.2%
	Navistar International Corp.
6,296,000	3.000%, 10/15/2014	6,146,470

Metals & Mining: 0.1%
	Horsehead Holding Corp.
1,700,000	3.800%, 07/01/2017	1,822,187

Oil, Gas & Consumable Fuels: 0.5%
	Bill Barrett Corp.
6,103,000	5.000%, 03/15/2028	6,114,474
	Stone Energy Corp.
9,944,000	1.750%, 03/01/2017	9,247,920
		15,362,394
Tobacco: 1.4%
	Alliance One International, Inc.
12,928,000	5.500%, 07/15/2014	13,178,480
	Vector Group Ltd.
29,587,000	2.500%, 01/15/20192	34,714,723
		47,893,203
Total Convertible Bonds
(Cost $234,360,917)		252,420,123

Total Bonds
(Cost $2,888,834,829)		2,926,864,796

Shares
Short-Term Investments: 12.6%
424,852,620	Federated U.S. Treasury Cash Reserves, 0.00%4	$424,852,620
Total Short-Term Investments
(Cost $424,852,620)		424,852,620
Total Investments in Securities: 99.2%
(Cost $3,313,687,449)		3,351,717,416
Other Assets in Excess of Liabilities: 0.8%		27,855,872
Total Net Assets: 100.0%		$3,379,573,288

1 Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2013, the value of these securities amounted to $1,259,597,769 or 37.3% of net assets.

2 Variable/Step rate security; rate shown is the rate in effect on June 30, 2013.
3 Security is fair valued under supervision of the Board of Trustees.
4 Annualized seven-day yield as of June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments		$3,313,802,010
Gross unrealized appreciation		71,977,717
Gross unrealized depreciation		(34,062,311)
Net unrealized appreciation		$37,915,406

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013:

		Level 1	Level 2	Level 3

Corporate Bonds^		$-	$2,558,999,005	$115,445,668
Convertible Bonds^		-	252,420,123	-
Short-Term Investments		424,852,620	-	-
Total Investments		$424,852,620	$2,811,419,128	$115,445,668

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The following is a summary of transfers between Level 2 and Level 3 for the period ended June 30, 2013:

Transfers into Level 2	$29,793,750
Transfers out of Level 3	$(29,793,750)

The transfer was due to this security being priced by the Fund's pricing service during the period using observable market inputs.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Securities at Fair Value
Balance as of March 31, 2013	$77,587,500
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(1,018,082)
Purchases	68,670,000
Sales	-
Transfer in and/or out of Level 3	(29,793,750)
Balance as of June 30, 2013	$115,445,668

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2013:	$(811, 832)

Type of Security	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$49,500,000	Cost	Purchase price	$100.00

	19,125,000	Comparable security	Base price	$106.25 - $108.50

	46,820,668	Benchmark pricing	Base price	$104.05-$105.75
			Total coupon adjusted return of index	-1.54%-0.00%
Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.  These Level 3 securities consist of recent debt offerings of which the Fund owns significant amounts of the offerings.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
Common Stocks: 54.0%
Aerospace & Defense: 3.5%
41,330	Boeing Co.	$4,233,845
105,620	Spirit AeroSystems Holdings, Inc. - Class A1	2,268,718
		6,502,563
Beverages: 1.1%
18,125	Diageo Plc - ADR	2,083,469

Commercial Banks: 0.6%
26,650	First Republic Bank	1,025,492

Containers & Packaging: 4.0%
84,075	Crown Holdings, Inc.1	3,458,005
141,265	Owens-Illinois, Inc.1	3,925,754
		7,383,759
Diversified Financial Services: 1.3%
422,720	BM&FBovespa SA	2,322,606

Food Products: 1.2%
54,350	Unilever NV - ADR	2,136,498

Gas Utilities: 1.8%
143,925	Questar Corp.	3,432,611

Health Care Equipment & Supplies: 3.3%
143,590	Hologic, Inc.1	2,771,287
42,590	Teleflex, Inc.	3,300,299
		6,071,586
Health Care Providers & Services: 2.0%
131,485	HealthSouth Corp.1	3,786,768

Insurance: 3.0%
8,096	Alleghany Corp.1	3,103,279
149,660	Symetra Financial Corp.	2,393,063
		5,496,342
Internet & Catalog Retail: 1.9%
155,715	Liberty Interactive Corp. - Class A1	3,583,002

Internet Software & Services: 2.0%
4,180	Google, Inc. - Class A1	3,679,946

Media: 5.6%
129,910	Cinemark Holdings, Inc.	3,627,087
50,310	DIRECTV1	3,100,102
55,230	Viacom, Inc. - Class B	3,758,402
		10,485,591
Multiline Retail: 0.7%
99,620	Marks & Spencer Group Plc - ADR	1,304,026

Office Electronics: 1.6%
335,150	Xerox Corp.	3,039,811

Oil, Gas & Consumable Fuels: 2.9%
102,530	Cosan Limited - Class A	$1,656,885
42,395	Occidental Petroleum Corp.	3,782,906
		5,439,791
Pharmaceuticals: 7.6%
23,765	Bayer AG - ADR	2,535,013
45,335	Johnson & Johnson	3,892,462
41,350	Novartis AG - ADR	2,923,859
56,284	Valeant Pharmaceuticals International, Inc.1	4,844,926
		14,196,260
Semiconductors & Semiconductor Equipment: 1.0%
245,320	Atmel Corp.1	1,803,102

Software: 1.8%
107,915	Oracle Corporation	3,315,149

Specialty Retail: 1.7%
44,015	Bed Bath & Beyond, Inc.1	3,120,664

Thrifts & Mortgage Finance: 1.4%
69,055	Nationstar Mortgage Holdings, Inc.1	2,585,419

Trading Companies & Distributors: 2.0%
131,690	Air Lease Corp.	3,633,327

Water Utilities: 2.0%
90,525	American Water Works Co., Inc.	3,732,346

Total Common Stocks
(Cost $87,520,801)		100,160,128

Partnerships & Trusts: 5.1%
Oil, Gas & Consumable Fuels: 5.1%
103,425	Atlas Pipeline Partners L.P.	3,949,801
42,900	Enterprise Products Partners L.P.	2,666,235
52,255	Magellan Midstream Partners L.P.	2,847,897
		9,463,933
Total Partnerships & Trusts
(Cost $7,716,030)		9,463,933

Real Estate Investment Trusts: 3.1%
437,765	New Residential Investment Corp.	2,950,536
548,075	Newcastle Investment Corp.	2,866,432
		5,816,968
Total Real Estate Investment Trusts
(Cost $5,318,920)		5,816,968

Principal Amount
Bonds: 32.2%
Corporate Bonds: 30.4%
Aerospace & Defense: 0.8%
	ADS Tactical, Inc.
$600,000	11.000%, 04/01/20182	582,000
	Erickson Air-Crane, Inc.
1,000,000	8.250%, 05/01/20202	976,250
		1,558,250

Auto Components: 0.3%
	Stoneridge, Inc.
$500,000	9.500%, 10/15/20172	$537,500

Building Products: 0.3%
	Cleaver-Brooks, Inc.
500,000	8.750%, 12/15/20192	526,250

Capital Markets: 0.8%
	E*Trade Financial Corp.
250,000	6.000%, 11/15/2017	253,750
250,000	6.375%, 11/15/2019	255,000
	Oppenheimer Holdings, Inc.
1,000,000	8.750%, 04/15/2018	1,057,500
		1,566,250
Chemicals: 0.5%
	Intertape Polymer Group
81,000	8.500%, 08/01/2014	80,798
	Trinseo Materials Operating SCA
900,000	8.750%, 02/01/20192	864,000
		944,798
Commercial Services & Supplies: 1.3%
	Deluxe Corp.
500,000	6.000%, 11/15/2020	520,000
	Interface, Inc.
875,000	11.375%, 11/01/2013	871,719
	R.R. Donnelley & Sons Co.
750,000	8.250%, 03/15/2019	791,250
250,000	7.875%, 03/15/2021	256,250
		2,439,219
Construction Materials: 1.1%
	Associated Asphalt Partners LLC
1,000,000	8.500%, 02/15/20182	1,015,000
	Rain CII Carbon LLC
1,000,000	8.000%, 12/01/20182	1,030,000
		2,045,000
Consumer Finance: 0.5%
	Cash America International, Inc.
1,000,000	5.750%, 05/15/20182	960,000

Containers & Packaging: 1.2%
	Longview Fibre Paper & Packaging, Inc.
1,000,000	8.000%, 06/01/20162	1,043,750
	Packaging Dynamics Corp.
1,100,000	8.750%, 02/01/20162	1,116,499
		2,160,249
Diversified Consumer Services: 0.5%
	Coinstar, Inc.
1,000,000	6.000%, 03/15/20192	1,001,250

Diversified Financial Services: 1.0%
	Air Lease Corp.
900,000	4.500%, 01/15/2016	909,000
	International Lease Finance Corp.
500,000	6.625%, 11/15/2013	508,125
	Milestone Aviation Group Ltd.
500,000	8.625%, 12/15/20172	521,250
		1,938,375

Diversified Telecommunication Services: 0.6%
	West Corp.
$1,000,000	8.625%, 10/01/2018	$1,073,750

Electrical Equipment: 0.8%
	Advanced Lighting Technologies, Inc.
450,000	10.500%, 06/01/20192	405,000
	Coleman Cable, Inc.
1,000,000	9.000%, 02/15/2018	1,065,000
		1,470,000
Energy Equipment & Services: 2.4%
	CCS-Inc.
1,000,000	11.000%, 11/15/20152	1,010,000
	Era Group, Inc.
500,000	7.750%, 12/15/2022	502,500
	Heckmann Corp.
900,000	9.875%, 04/15/2018	949,500
	Helix Energy Solutions Group, Inc.
979,000	9.500%, 01/15/20162	1,006,657
	Ion Geophysical Corp.
1,000,000	8.125%, 05/15/20182	970,000
		4,438,657
Food & Staples Retailing: 0.6%
	Tops Holding Corp.
500,000	8.875%, 12/15/20172	543,750
	Tops Holding II Corp.
500,000	8.750%, 06/15/20182	493,125
		1,036,875
Food Products: 0.3%
	Shearer's Foods, Inc.
500,000	9.000%, 11/01/20192	531,250

Health Care Equipment & Supplies: 0.6%
	Alere, Inc.
1,000,000	8.625%, 10/01/2018	1,060,000

Health Care Providers & Services: 0.2%
	VWR Funding, Inc.
450,000	7.250%, 09/15/2017	468,000

Hotels, Restaurants & Leisure: 2.1%
	Boyd Gaming Corp.
750,000	9.125%, 12/01/2018	785,625
	Carrols Restaurant Group, Inc.
1,000,000	11.250%, 05/15/2018	1,130,000
	Fiesta Restaurant Group, Inc.
1,000,000	8.875%, 08/15/2016	1,070,000
	Ruby Tuesday, Inc.
900,000	7.625%, 05/15/2020	900,000
		3,885,625
Household Durables: 1.1%
	Blyth, Inc.
1,000,000	6.000%, 06/30/2017	1,024,380
	Ethan Allen Interiors, Inc.
1,000,000	5.375%, 10/01/2015	1,040,000
		2,064,380

Household Products: 0.5%
	Sun Products Corp.
$1,000,000	7.750%, 03/15/20212	$997,500

Industrial Conglomerates: 0.6%
	Icahn Enterprises, L.P.
1,000,000	7.750%, 01/15/2016	1,033,750

Leisure Equipment & Products: 0.3%
	Smith & Wesson Holding Corp.
500,000	5.875%, 06/15/20172,4	500,000

Media: 1.2%
	Lions Gate Entertainment, Inc.
1,000,000	10.250%, 11/01/20162	1,076,250
200,000	10.250%, 11/01/2016	215,250
	MDC Partners, Inc.
1,000,000	6.750%, 04/01/20202	1,002,500
		2,294,000
Metals & Mining: 2.1%
	A.M. Castle & Co.
500,000	12.750%, 12/15/2016	577,500
	Coeur d'Alene Mines Corp.
1,000,000	7.875%, 02/01/20212	990,000
	Edgen Murray Corp.
500,000	8.750%, 11/01/20202	500,000
	Hecla Mining Co.
1,000,000	6.875%, 05/01/20212	932,500
	Horsehead Holding Corp.
900,000	10.500%, 06/01/20172	956,250
		3,956,250
Multiline Retail: 0.5%
	Bon-Ton Department Stores, Inc.
1,000,000	8.000%, 06/15/20212	1,021,250

Oil, Gas & Consumable Fuels: 2.9%
	Alon Refining Krotz Springs, Inc.
1,000,000	13.500%, 10/15/2014	1,066,250
	Bill Barrett Corp.
400,000	9.875%, 07/15/2016	421,050
	Calumet Specialty Products Partners, L.P.
400,000	9.625%, 08/01/20202	437,000
	RAAM Global Energy Co.
500,000	12.500%, 10/01/20152	527,500
250,000	12.500%, 10/01/2015	263,750
	Resolute Energy Corp.
1,000,000	8.500%, 05/01/2020	1,022,500
	Stone Energy Corp.
1,000,000	8.625%, 02/01/2017	1,047,500
	Vanguard Natural Resources, LLC
500,000	7.875%, 04/01/2020	515,000
		5,300,550
Paper & Forest Products: 0.5%
	Resolute Forest Products, Inc.
1,000,000	5.875%, 05/15/20232	897,500

Pharmaceuticals: 0.9%
	Valeant Pharmaceuticals International, Inc.
$1,000,000	6.500%, 07/15/20162	$1,035,000
	VPII Escrow Corp.
500,000	6.750%, 08/15/20182	513,125
		1,548,125
Road & Rail: 0.6%
	Swift Services Holdings, Inc.
1,000,000	10.000%, 11/15/2018	1,110,000

Semiconductors & Semiconductor Equipment: 1.1%
	Global A&T Electronics Ltd.
1,000,000	10.000%, 02/01/20192	1,022,500
	Spansion, Inc.
1,000,000	7.875%, 11/15/20173	1,030,000
		2,052,500
Specialty Retail: 0.2%
	Brown Shoe Co., Inc.
300,000	7.125%, 05/15/2019	315,000

Thrifts & Mortgage Finance: 0.6%
	Nationstar Mortgage Holdings, Inc.
250,000	10.875%, 04/01/2015	262,500
750,000	9.625%, 05/01/2019	843,750
		1,106,250
Tobacco: 0.6%
	Alliance One International, Inc.
1,000,000	10.000%, 07/15/2016	1,027,500

Trading Companies & Distributors: 0.3%
	Aviation Capital Group Corp.
600,000	4.625%, 01/31/20182	591,284

Wireless Telecommunication Services: 0.5%
	NII Capital Corp.
1,000,000	8.875%, 12/15/2019	855,000

Total Corporate Bonds
(Cost $56,098,295)		56,312,137

Convertible Bonds: 1.8%
Aerospace & Defense: 0.5%
	AAR Corp.
896,000	1.625%, 03/01/2014	896,560

Air Freight & Logistics: 0.3%
	XPO Logistics, Inc.
500,000	4.500%, 10/01/2017	622,188

Industrial Conglomerates: 0.1%
	Icahn Enterprises L.P.
200,000	4.000%, 08/15/2013	200,300

Internet Software & Services: 0.3%
	Blucora, Inc.
500,000	4.250%, 04/01/20192	560,938

Tobacco: 0.6%
Vector Group Ltd.
$1,000,000	2.500%, 01/15/20193	$1,173,309

Total Convertible Bonds
(Cost $3,124,068)	3,453,295

Total Bonds
(Cost $59,222,363)	59,765,432

Shares
Short-Term Investments: 5.5%
10,201,555	Federated U.S. Treasury Cash Reserves, 0.00%5	10,201,555
Total Short-Term Investments
(Cost $10,201,555)	10,201,555
Total Investments in Securities: 99.9%
(Cost $169,979,669)	185,408,016
Other Assets in Excess of Liabilities: 0.1%	229,237
Total Net Assets: 100.0%	$185,637,253

ADR - American Depositary Receipt
1 Non-income producing security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2013, the value of these securities amounted to $28,694,628 or 15.5% of net assets.

3 Variable/Step rate security; rate shown is the rate in effect on June 30, 2013.
4 Security is fair valued under supervision of the Board of Trustees.
5 Annualized seven-day yield as of June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$169,978,362
Gross unrealized appreciation	17,853,074
Gross unrealized depreciation	(2,423,420)
Net unrealized appreciation	$15,429,654

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013:

		Level 1	Level 2	Level 3

Common Stocks^		$100,160,128	$-	$-
Partnerships & Trusts^		9,463,933	-	-
Real Estate Investment Trusts		5,816,968	-
Corporate Bonds^		-	55,812,137	500,000
Convertible Bonds^		-	3,453,295	-
Short-Term Investments		10,201,555	-	-
Total Investments		$125,642,584	$59,265,432	$500,000

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Securities at Fair Value
Balance as of March 31, 2013	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	500,000
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2013	$500,000

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2013:	$-

The Level 3 security consists of a recent debt offering of which the Fund owns a significant amount of the offering.  The inputs utilized in the valuation of these securities include the price at which the Adviser, under supervision of the Valuation Committee of the Board of Trustees, feels it could sell the securities in the open market and the initial purchase price of the securities.  At June 30, 2013, this security was valued at cost due to an unobservable purchase price with a range of $100.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
Common Stocks: 83.3%
Aerospace & Defense: 4.5%
12,935	Boeing Co.	$1,325,062
28,780	Spirit AeroSystems Holdings, Inc. - Class A1	618,194
		1,943,256
Beverages: 2.6%
9,820	Diageo Plc - ADR	1,128,809

Commercial Banks: 0.8%
9,460	First Republic Bank	364,021

Containers & Packaging: 5.4%
31,205	Crown Holdings, Inc.1	1,283,462
38,265	Owens-Illinois, Inc.1	1,063,384
		2,346,846
Diversified Financial Services: 1.6%
125,235	BM&FBovespa SA	688,095

Food Products: 2.8%
30,840	Unilever NV - ADR	1,212,321

Gas Utilities: 2.6%
47,025	Questar Corp.	1,121,546

Health Care Equipment & Supplies: 5.0%
53,665	Hologic, Inc.1	1,035,735
14,815	Teleflex, Inc.	1,148,014
		2,183,749
Health Care Providers & Services: 3.4%
51,325	HealthSouth Corp.1	1,478,160

Insurance: 5.2%
3,715	Alleghany Corp.1	1,423,997
52,825	Symetra Financial Corp.	844,672
		2,268,669
Internet & Catalog Retail: 3.0%
55,785	Liberty Interactive Corp. - Class A1	1,283,612

Internet Software & Services: 3.2%
1,575	Google, Inc. - Class A1	1,386,583

Media: 8.4%
45,545	Cinemark Holdings, Inc.	1,271,616
14,850	DIRECTV1	915,057
21,270	Viacom, Inc. - Class B	1,447,424
		3,634,097
Multiline Retail: 1.4%
46,725	Marks & Spencer Group Plc - ADR	611,630

Office Electronics: 1.6%
75,080	Xerox Corp.	680,976

Oil, Gas & Consumable Fuels: 4.1%
33,395	Cosan Limited - Class A	$539,663
14,105	Occidental Petroleum Corp.	1,258,589
		1,798,252
Pharmaceuticals: 13.4%
11,630	Bayer AG - ADR	1,240,572
18,035	Johnson & Johnson	1,548,485
14,675	Novartis AG - ADR	1,037,669
22,865	Valeant Pharmaceuticals International, Inc.1	1,968,219
		5,794,945

Semiconductors & Semiconductor Equipment: 1.6%
91,575	Atmel Corp.1	673,076

Software: 2.6%
36,430	Oracle Corporation	1,119,130

Specialty Retail: 2.1%
12,900	Bed Bath & Beyond, Inc.1	914,610

Thrifts & Mortgage Finance: 1.9%
21,880	Nationstar Mortgage Holdings, Inc.1	819,187

Trading Companies & Distributors: 3.0%
47,030	Air Lease Corp.	1,297,558

Water Utilities: 3.1%
32,515	American Water Works Co., Inc.	1,340,594

Total Common Stocks
(Cost $30,746,274)		36,089,722

Partnerships & Trusts: 8.9%
Oil, Gas & Consumable Fuels: 8.9%
32,075	Atlas Pipeline Partners L.P.	1,224,944
20,100	Enterprise Products Partners L.P.	1,249,215
25,580	Magellan Midstream Partners L.P.	1,394,110
		3,868,269
Total Partnerships & Trusts
(Cost $3,145,356)		3,868,269

Real Estate Investment Trusts: 4.4%
139,990	New Residential Investment Corp.	943,533
187,025	Newcastle Investment Corp.	978,140
		1,921,673
Total Real Estate Investment Trusts
(Cost $1,752,592)		1,921,673

Short-Term Investments: 3.3%
1,415,503	Federated U.S. Treasury Cash Reserves, 0.00%2	1,415,503

Total Short-Term Investments
(Cost $1,415,503)		1,415,503

Total Investments in Securities: 99.9%
(Cost $37,059,725)	$43,295,167
Other Assets in Excess of Liabilities: 0.1%	31,628
Total Net Assets: 100.0%	$43,326,795

ADR - American Depositary Receipt
1 Non-income producing security.
2 Annualized seven-day yield as of June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$37,136,764
Gross unrealized appreciation	6,430,820
Gross unrealized depreciation	(272,417)
Net unrealized appreciation	$6,158,403

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3

Common Stocks ^	$36,089,722	$-	$-
Partnerships & Trusts^	3,868,269	-	-
Real Estate Investment Trusts	1,921,673
Short-Term Investments	1,415,503	-	-
Total Investments	$43,295,167	$-	$-

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title             /s/ Elaine E. Richards
              Elaine E. Richards, President

Date            8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Elaine E. Richards
              Elaine E. Richards, President

Date            8/29/13

By (Signature and Title)*          /s/  Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date            8/29/13

* Print the name and title of each signing officer under his or her signature.